CAPITAL LEASE OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Leases, Capital [Abstract]
CAPITAL LEASE OBLIGATIONS

NOTE 7 – CAPITAL LEASE OBLIGATIONS

The Company’s subsidiary InsPro LLC has entered into several capital lease obligations to purchase equipment used for operations. InsPro LLC has the option to purchase the equipment at the end of each lease agreement for one dollar. The underlying assets and related depreciation were included in the appropriate fixed asset category, and related depreciation account.

Property and equipment includes the following amounts for leases that have been capitalized as of September 30, 2015 and December 31, 2014:

		September 30, 2015	December 31, 2014
	Useful Life (Years)
Computer equipment and software	3	$1,344,091	$1,179,211
Phone System	3	15,011	15,011
		1,359,102	1,194,222
Less accumulated depreciation		(934,002)	(803,353)
		$425,100	$390,869

Future minimum payments required under capital leases at September 30, 2015 are as follows:

2015	$58,596
2016	234,383
2017	113,649
2018	41,233

Total future payments	447,861
Less amount representing interest	9,757

Present value of future minimum payments	438,104
Less current portion	225,918

Long-term portion	$212,186

NOTE 7 – CAPITAL LEASE OBLIGATIONS

The Company’s InsPro Technologies subsidiary has entered into several capital lease obligations to purchase equipment used for operations. The Company has the option to purchase the equipment at the end of the lease agreement for one dollar. The underlying assets and related depreciation were included in the appropriate fixed asset category, and related depreciation account.

Property and equipment includes the following amounts for leases that have been capitalized as of December 31, 2014 and 2013:

		December 31, 2014	December 31, 2013
	Useful Life (Years)
Computer equipment and software	3	$1,179,211	$672,027
Phone System	3	15,011	15,011
		1,194,222	687,038
Less accumulated depreciation		(803,353)	(659,443)
		$390,869	$27,595

Future minimum payments required under capital leases at December 31, 2014 are as follows:

2015	$196,729
2016	179,406
2017	58,673

Total future payments	434,808
Less amount representing interest	21,213

Present value of future minimum payments	413,595
Less current portion	182,388

Long-term portion	$231,207